Columbia Mid Cap Index Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	217,979	5,811,320
Iridium Communications, Inc.	122,042	3,674,685
Total		9,486,005
Entertainment 0.2%
TKO Group Holdings, Inc.	59,032	6,438,620
Interactive Media & Services 0.2%
Ziff Davis, Inc.(a)	45,313	2,610,482
ZoomInfo Technologies, Inc.(a)	291,908	3,584,630
Total		6,195,112
Media 0.6%
New York Times Co. (The), Class A	161,236	8,255,283
Nexstar Media Group, Inc., Class A	31,764	5,262,977
TEGNA, Inc.	194,091	2,893,897
Total		16,412,157
Total Communication Services		38,531,894
Consumer Discretionary 15.1%
Automobile Components 1.3%
Adient PLC(a)	89,913	2,539,143
Autoliv, Inc.	72,478	9,246,019
Gentex Corp.	229,846	8,044,610
Goodyear Tire & Rubber Co. (The)(a)	279,407	3,439,500
Lear Corp.	56,201	7,044,795
Visteon Corp.(a)	27,405	3,052,095
Total		33,366,162
Automobiles 0.4%
Harley-Davidson, Inc.	124,885	4,480,874
Thor Industries, Inc.	52,544	5,214,466
Total		9,695,340
Broadline Retail 0.5%
Macy’s, Inc.	270,070	5,260,964
Nordstrom, Inc.	95,977	2,121,092
Ollie’s Bargain Outlet Holdings, Inc.(a)	60,692	5,002,841
Total		12,384,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.2%
Duolingo, Inc.(a)	35,198	6,736,897
Graham Holdings Co., Class B	3,528	2,654,573
Grand Canyon Education, Inc.(a)	29,125	4,149,148
H&R Block, Inc.	137,483	6,824,656
Service Corp. International	145,587	10,432,764
Total		30,798,038
Hotels, Restaurants & Leisure 3.5%
Aramark	258,621	8,314,665
Boyd Gaming Corp.	68,467	3,650,661
Choice Hotels International, Inc.	24,355	2,756,743
Churchill Downs, Inc.	66,890	8,662,255
Hilton Grand Vacations, Inc.(a)	70,229	2,902,565
Hyatt Hotels Corp., Class A	43,575	6,426,005
Light & Wonder, Inc.(a)	88,732	8,472,131
Marriott Vacations Worldwide Corp.	32,548	2,938,108
Penn Entertainment, Inc.(a)	146,814	2,569,245
Planet Fitness, Inc., Class A(a)	84,191	5,357,915
Texas Roadhouse, Inc.	65,808	11,363,067
Travel + Leisure Co.	71,362	3,135,646
Vail Resorts, Inc.	37,412	7,060,393
Wendy’s Co. (The)	164,630	2,872,794
Wingstop, Inc.	28,985	10,685,320
Wyndham Hotels & Resorts, Inc.	81,750	5,784,630
Total		92,952,143
Household Durables 2.0%
Helen of Troy Ltd.(a)	23,399	2,500,885
KB Home	72,416	5,112,570
Leggett & Platt, Inc.	131,452	1,524,843
Taylor Morrison Home Corp., Class A(a)	105,880	6,123,040
Tempur Sealy International, Inc.	169,758	8,718,771
Toll Brothers, Inc.	102,766	12,500,456
TopBuild Corp.(a)	31,142	13,015,799
Whirlpool Corp.	54,197	5,041,947
Total		54,538,311

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.7%
Brunswick Corp.	67,808	5,596,194
Mattel, Inc.(a)	348,074	6,192,237
Polaris, Inc.	52,309	4,373,032
YETI Holdings, Inc.(a)	85,584	3,486,692
Total		19,648,155
Specialty Retail 4.1%
AutoNation, Inc.(a)	25,558	4,351,250
Burlington Stores, Inc.(a)	63,006	15,124,590
Dick’s Sporting Goods, Inc.	57,324	13,049,235
Five Below, Inc.(a)	54,387	7,512,476
Floor & Decor Holdings, Inc., Class A(a)	105,014	12,271,936
GameStop Corp., Class A(a)	264,683	6,124,765
Gap, Inc. (The)	211,942	6,137,840
Lithia Motors, Inc., Class A	27,118	6,864,651
Murphy U.S.A., Inc.	18,685	8,198,044
Penske Automotive Group, Inc.	19,207	2,921,385
Restoration Hardware Holdings, Inc.(a)	15,080	4,100,704
Valvoline, Inc.(a)	127,755	5,186,853
Williams-Sonoma, Inc.	63,208	18,533,850
Total		110,377,579
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings Ltd.(a)	114,864	3,968,551
Carter’s, Inc.	36,287	2,482,031
Columbia Sportswear Co.	33,986	2,909,881
Crocs, Inc.(a)	59,682	9,288,907
PVH Corp.	58,767	7,052,628
Skechers U.S.A., Inc., Class A(a)	131,645	9,402,086
Under Armour, Inc., Class A(a)	186,044	1,337,656
Under Armour, Inc., Class C(a)	188,039	1,308,751
Total		37,750,491
Total Consumer Discretionary		401,511,116
Consumer Staples 4.7%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	9,274	2,908,975
Celsius Holdings, Inc.(a)	146,106	11,685,558
Coca-Cola Bottling Co. Consolidated	4,618	4,530,443
Total		19,124,976
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	131,433	11,575,304
Casey’s General Stores, Inc.	36,567	12,132,199
Grocery Outlet Holding Corp.(a)	97,819	2,151,040
Performance Food Group, Inc.(a)	153,314	10,670,654
Sprouts Farmers Market, Inc.(a)	100,078	7,904,161
U.S. Foods Holding Corp.(a)	222,880	11,774,751
Total		56,208,109
Food Products 1.1%
Darling Ingredients, Inc.(a)	157,202	6,350,961
Flowers Foods, Inc.	189,313	4,395,848
Ingredion, Inc.	64,248	7,554,280
Lancaster Colony Corp.	20,065	3,722,058
Pilgrim’s Pride Corp.(a)	39,666	1,425,199
Post Holdings, Inc.(a)	49,630	5,289,069
Total		28,737,415
Personal Care Products 0.8%
BellRing Brands, Inc.(a)	129,066	7,507,769
Coty, Inc., Class A(a)	370,480	3,838,173
elf Beauty, Inc.(a)	54,696	10,223,229
Total		21,569,171
Total Consumer Staples		125,639,671
Energy 5.7%
Energy Equipment & Services 1.0%
ChampionX Corp.	188,309	6,142,639
NOV, Inc.	388,174	7,305,435
Valaris Ltd.(a)	61,774	4,781,308
Weatherford International PLC(a)	71,260	8,575,428
Total		26,804,810
Oil, Gas & Consumable Fuels 4.7%
Antero Midstream Corp.	335,622	4,916,862
Antero Resources Corp.(a)	278,385	9,918,858
Chesapeake Energy Corp.	109,552	9,961,563
Chord Energy Corp.	60,779	11,269,034
Civitas Resources, Inc.	91,506	6,731,181
CNX Resources Corp.(a)	149,574	3,933,796
DT Midstream, Inc.	95,555	6,409,830
Equitrans Midstream Corp.	426,933	6,096,603
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HF Sinclair Corp.	153,719	8,489,900
Matador Resources Co.	109,177	6,927,281
Murphy Oil Corp.	142,946	6,116,659
Ovintiv, Inc.	248,989	12,865,262
PBF Energy, Inc., Class A	107,170	4,965,186
Permian Resources Corp.	504,563	8,269,788
Range Resources Corp.	237,781	8,776,497
Southwestern Energy Co.(a)	1,085,211	8,171,639
Total		123,819,939
Total Energy		150,624,749
Financials 15.8%
Banks 5.1%
Associated Banc-Corp.	146,567	3,139,465
Bank OZK	103,680	4,342,118
Cadence Bank	179,997	5,138,914
Columbia Banking System, Inc.	205,539	3,962,792
Commerce Bancshares, Inc.	116,730	6,494,857
Cullen/Frost Bankers, Inc.	63,265	6,426,459
East West Bancorp, Inc.	138,872	10,302,914
First Financial Bankshares, Inc.	126,562	3,794,329
First Horizon Corp.	550,609	8,721,647
FNB Corp.	353,588	4,868,907
Glacier Bancorp, Inc.	109,263	4,084,251
Hancock Whitney Corp.	84,893	3,967,050
Home Bancshares, Inc.	184,682	4,343,721
International Bancshares Corp.	52,590	2,988,690
New York Community Bancorp, Inc.	711,520	2,340,901
Old National Bancorp	308,828	5,277,870
Pinnacle Financial Partners, Inc.	74,946	5,958,956
Prosperity Bancshares, Inc.	92,353	5,753,592
SouthState Corp.	74,895	5,790,132
Synovus Financial Corp.	144,106	5,719,567
Texas Capital Bancshares, Inc.(a)	46,548	2,805,913
UMB Financial Corp.	43,040	3,548,218
United Bankshares, Inc.	132,648	4,303,101
Valley National Bancorp	420,248	2,996,368
Webster Financial Corp.	169,510	7,495,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Wintrust Financial Corp.	60,342	5,950,325
Zions Bancorp	145,985	6,305,092
Total		136,821,881
Capital Markets 3.0%
Affiliated Managers Group, Inc.	33,315	5,417,019
Carlyle Group, Inc. (The)	213,316	9,164,055
Evercore, Inc., Class A	34,153	6,931,010
Federated Hermes, Inc., Class B	80,516	2,670,716
Houlihan Lokey, Inc., Class A	51,358	6,951,305
Interactive Brokers Group, Inc., Class A	105,452	13,257,425
Janus Henderson Group PLC	130,591	4,374,798
Jefferies Financial Group, Inc.	167,073	7,772,236
Morningstar, Inc.	25,667	7,398,513
SEI Investments Co.	98,239	6,651,763
Stifel Financial Corp.	100,506	8,135,961
Total		78,724,801
Consumer Finance 0.7%
Ally Financial, Inc.	267,502	10,424,553
FirstCash Holdings, Inc.	36,448	4,297,948
SLM Corp.	217,082	4,658,580
Total		19,381,081
Financial Services 1.9%
Equitable Holdings, Inc.	309,189	12,828,252
Essent Group Ltd.	105,040	5,955,768
Euronet Worldwide, Inc.(a)	43,175	5,033,341
MGIC Investment Corp.	268,514	5,638,794
Voya Financial, Inc.	101,496	7,695,427
Western Union Co. (The)	345,381	4,420,877
WEX, Inc.(a)	42,113	7,888,607
Total		49,461,066
Insurance 4.5%
American Financial Group, Inc.	64,283	8,351,004
Brighthouse Financial, Inc.(a)	63,267	2,816,014
CNO Financial Group, Inc.	107,802	3,092,839
Erie Indemnity Co., Class A	24,578	8,907,804
Fidelity National Financial, Inc.	254,774	12,830,419
First American Financial Corp.	101,674	5,651,041
Hanover Insurance Group, Inc. (The)	35,277	4,654,095

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kemper Corp.	59,581	3,565,327
Kinsale Capital Group, Inc.	21,693	8,321,869
Old Republic International Corp.	256,943	8,165,649
Primerica, Inc.	34,522	7,798,175
Reinsurance Group of America, Inc.	64,943	13,625,041
RenaissanceRe Holdings Ltd.	51,924	11,831,403
RLI Corp.	39,577	5,777,450
Selective Insurance Group, Inc.	59,756	5,832,783
Unum Group	179,141	9,648,534
Total		120,869,447
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Annaly Capital Management, Inc.	492,776	9,707,687
Starwood Property Trust, Inc.	293,219	5,700,178
Total		15,407,865
Total Financials		420,666,141
Health Care 8.3%
Biotechnology 2.3%
Arrowhead Pharmaceuticals, Inc.(a)	122,087	2,801,897
Cytokinetics, Inc.(a)	106,264	5,154,867
Exelixis, Inc.(a)	298,766	6,480,234
Halozyme Therapeutics, Inc.(a)	130,169	5,765,185
Neurocrine Biosciences, Inc.(a)	98,054	13,277,492
Roivant Sciences Ltd.(a)	332,715	3,446,927
Sarepta Therapeutics, Inc.(a)	92,193	11,972,183
United Therapeutics Corp.(a)	46,308	12,740,720
Total		61,639,505
Health Care Equipment & Supplies 2.4%
Dentsply Sirona, Inc.	208,766	5,847,536
Enovis Corp.(a)	48,955	2,460,968
Envista Holdings Corp.(a)	168,995	3,271,743
Globus Medical, Inc., Class A(a)	113,678	7,628,931
Haemonetics Corp.(a)	50,044	4,207,699
Integra LifeSciences Holdings Corp.(a)	67,020	2,070,918
Lantheus Holdings, Inc.(a)	67,489	5,522,625
LivaNova PLC(a)	53,084	3,241,840
Masimo Corp.(a)	43,738	5,445,381
Neogen Corp.(a)	194,155	2,553,138
Penumbra, Inc.(a)	38,032	7,205,923
Common Stocks (continued)
Issuer	Shares	Value ($)
QuidelOrtho Corp.(a)	48,724	2,153,113
Shockwave Medical, Inc.(a)	36,358	12,179,930
Total		63,789,745
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.(a)	90,869	6,259,965
Amedisys, Inc.(a)	32,156	2,931,019
Chemed Corp.	14,842	8,227,960
Encompass Health Corp.	98,777	8,533,345
HealthEquity, Inc.(a)	84,548	6,905,881
Option Care Health, Inc.(a)	174,544	5,204,902
Progyny, Inc.(a)	82,160	2,214,212
R1 RCM, Inc.(a)	194,196	2,497,361
Tenet Healthcare Corp.(a)	100,069	13,531,330
Total		56,305,975
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	120,378	3,338,082
Life Sciences Tools & Services 1.0%
Azenta, Inc.(a)	54,951	2,775,575
Bruker Corp.	91,381	5,986,369
Medpace Holdings, Inc.(a)	22,978	8,877,321
Repligen Corp.(a)	51,165	7,628,190
Sotera Health Co.(a)	122,538	1,369,975
Total		26,637,430
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	62,037	6,529,394
Perrigo Co. PLC	133,527	3,675,999
Total		10,205,393
Total Health Care		221,916,130
Industrials 21.7%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	90,176	8,307,915
Curtiss-Wright Corp.	37,682	10,657,223
Hexcel Corp.	83,155	5,726,885
Woodward, Inc.	59,417	11,081,271
Total		35,773,294
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	117,218	5,887,860
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.8%
AAON, Inc.	67,023	5,030,076
Advanced Drainage Systems, Inc.	67,305	11,676,745
Carlisle Companies, Inc.	47,849	20,014,758
Fortune Brands Innovations, Inc.	124,253	8,705,165
Lennox International, Inc.	31,556	15,860,046
Owens Corning	87,577	15,857,567
Simpson Manufacturing Co., Inc.	42,050	6,976,936
Trex Company, Inc.(a)	107,009	9,254,138
UFP Industries, Inc.	60,910	7,277,527
Total		100,652,958
Commercial Services & Supplies 1.4%
Brink’s Co. (The)	44,393	4,583,133
Clean Harbors, Inc.(a)	49,565	10,735,283
MSA Safety, Inc.	36,413	6,554,340
Stericycle, Inc.(a)	91,172	4,699,005
Tetra Tech, Inc.	52,685	11,036,981
Total		37,608,742
Construction & Engineering 2.4%
AECOM	134,037	11,706,792
Comfort Systems U.S.A., Inc.	35,091	11,486,688
EMCOR Group, Inc.	46,357	18,017,112
Fluor Corp.(a)	167,887	7,286,296
MasTec, Inc.(a)	59,562	6,685,834
MDU Resources Group, Inc.	200,664	5,064,759
Valmont Industries, Inc.	20,586	5,175,320
Total		65,422,801
Electrical Equipment 1.5%
Acuity Brands, Inc.	30,071	7,806,732
EnerSys	39,826	4,294,836
nVent Electric PLC	163,489	13,304,735
Regal Rexnord Corp.	65,332	9,769,747
Sensata Technologies Holding	149,144	6,162,630
Total		41,338,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.8%
Avis Budget Group, Inc.	18,203	2,070,227
Hertz Global Holdings, Inc.(a)	129,310	563,792
Knight-Swift Transportation Holdings, Inc.	159,012	7,672,329
Landstar System, Inc.	35,421	6,447,685
Ryder System, Inc.	43,675	5,305,202
Saia, Inc.(a)	26,160	10,711,997
Werner Enterprises, Inc.	62,518	2,348,801
XPO, Inc.(a)	114,417	12,240,331
Total		47,360,364
Machinery 4.6%
AGCO Corp.	61,243	6,573,211
Chart Industries, Inc.(a)	41,376	6,497,273
Crane Co.	48,147	7,177,755
Donaldson Co., Inc.	118,381	8,722,312
Esab Corp.	55,827	5,740,132
Flowserve Corp.	129,293	6,425,862
Graco, Inc.	166,323	13,430,582
ITT, Inc.	80,901	10,750,125
Lincoln Electric Holdings, Inc.	56,365	11,067,832
Middleby Corp. (The)(a)	52,820	6,809,026
Oshkosh Corp.	64,459	7,330,922
RBC Bearings, Inc.(a)	28,567	8,435,264
Terex Corp.	66,021	3,939,473
Timken Co. (The)	63,959	5,557,398
Toro Co. (The)	102,873	8,249,386
Watts Water Technologies, Inc., Class A	26,968	5,370,138
Total		122,076,691
Marine Transportation 0.3%
Kirby Corp.(a)	58,237	7,231,288
Professional Services 2.6%
CACI International, Inc., Class A(a)	21,960	9,321,581
Concentrix Corp.	46,332	2,841,542
ExlService Holdings, Inc.(a)	162,514	4,852,668
Exponent, Inc.	49,883	4,744,871
FTI Consulting, Inc.(a)	34,317	7,371,292
Genpact Ltd.	162,723	5,379,622
Insperity, Inc.	34,907	3,306,391

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KBR, Inc.	133,032	8,734,881
ManpowerGroup, Inc.	48,096	3,588,923
MAXIMUS, Inc.	60,140	5,178,054
Paylocity Holding Corp.(a)	42,741	6,076,488
Science Applications International Corp.	51,303	6,907,949
Total		68,304,262
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	38,104	7,354,072
Core & Main, Inc., Class A(a)	168,089	9,675,203
GATX Corp.	34,982	4,826,117
MSC Industrial Direct Co., Inc., Class A	45,017	3,866,960
Watsco, Inc.	30,820	14,636,418
WESCO International, Inc.	43,284	7,769,045
Total		48,127,815
Total Industrials		579,784,755
Information Technology 9.7%
Communications Equipment 0.4%
Ciena Corp.(a)	142,891	6,883,059
Lumentum Holdings, Inc.(a)	66,416	2,889,096
Total		9,772,155
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.(a)	53,025	6,962,713
Avnet, Inc.	89,044	4,861,802
Belden, Inc.	41,073	3,930,275
Cognex Corp.	169,628	7,721,467
Coherent Corp.(a)	130,148	7,426,245
Crane NXT Co.	47,572	3,007,502
IPG Photonics Corp.(a)	29,129	2,526,358
Littelfuse, Inc.	24,539	6,296,707
Novanta, Inc.(a)	35,287	5,722,140
TD SYNNEX Corp.	76,566	10,017,895
Vishay Intertechnology, Inc.	124,395	2,939,454
Vontier Corp.	152,074	6,079,919
Total		67,492,477
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
ASGN, Inc.(a)	46,511	4,367,848
GoDaddy, Inc., Class A(a)	138,768	19,376,176
Kyndryl Holdings, Inc.(a)	226,742	6,033,605
Total		29,777,629
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems, Inc.(a)	70,413	2,122,248
Amkor Technology, Inc.	101,715	3,314,892
Cirrus Logic, Inc.(a)	53,147	6,095,961
Lattice Semiconductor Corp.(a)	136,012	10,097,531
MACOM Technology Solutions Holdings, Inc.(a)	53,971	5,458,627
MKS Instruments, Inc.	61,947	7,841,871
Onto Innovation, Inc.(a)	48,364	10,480,479
Power Integrations, Inc.	56,028	4,258,688
Rambus, Inc.(a)	105,939	5,854,189
Silicon Laboratories, Inc.(a)	31,431	3,965,649
Synaptics, Inc.(a)	38,730	3,629,388
Universal Display Corp.	42,933	7,543,328
Wolfspeed, Inc.(a)	123,964	3,185,875
Total		73,848,726
Software 2.3%
Appfolio, Inc., Class A(a)	20,147	4,599,963
Aspen Technology, Inc.(a)	27,553	5,804,039
Blackbaud, Inc.(a)	41,392	3,226,093
CommVault Systems, Inc.(a)	43,024	4,628,737
Dolby Laboratories, Inc., Class A	58,624	4,749,130
Dropbox, Inc., Class A(a)	252,440	5,687,473
Dynatrace, Inc.(a)	236,257	10,804,033
Manhattan Associates, Inc.(a)	60,667	13,318,833
Qualys, Inc.(a)	36,248	5,097,194
Teradata Corp.(a)	96,372	3,142,691
Total		61,058,186
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Inc., Class A(a)	292,677	17,645,496
Total Information Technology		259,594,669
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.9%
Chemicals 2.4%
Arcadium Lithium PLC(a)	1,015,981	4,500,796
Ashland, Inc.	49,363	4,944,692
Avient Corp.	89,830	4,013,604
Axalta Coating Systems Ltd.(a)	216,869	7,718,368
Cabot Corp.	54,621	5,587,728
Chemours Co. LLC (The)	146,270	3,630,421
NewMarket Corp.	6,804	3,640,616
Olin Corp.	118,444	6,367,549
RPM International, Inc.	126,990	14,235,579
Scotts Miracle-Gro Co. (The), Class A	41,339	2,880,915
Westlake Corp.	31,567	5,068,398
Total		62,588,666
Construction Materials 0.4%
Eagle Materials, Inc.	33,947	7,888,943
Knife River Corp.(a)	55,740	3,941,376
Total		11,830,319
Containers & Packaging 1.7%
AptarGroup, Inc.	65,052	9,607,530
Berry Global Group, Inc.	114,207	6,838,715
Crown Holdings, Inc.	117,953	9,930,463
Graphic Packaging Holding Co.	301,583	8,540,831
Greif, Inc., Class A	25,102	1,630,124
Silgan Holdings, Inc.	79,756	3,768,471
Sonoco Products Co.	96,525	5,923,739
Total		46,239,873
Metals & Mining 2.2%
Alcoa Corp.	175,865	7,785,544
Cleveland-Cliffs, Inc.(a)	491,011	8,484,670
Commercial Metals Co.	114,688	6,459,228
MP Materials Corp.(a)	141,927	2,302,056
Reliance, Inc.	56,632	17,033,773
Royal Gold, Inc.	64,733	8,298,123
United States Steel Corp.	220,462	8,454,718
Total		58,818,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	63,245	5,798,301
Total Materials		185,275,271
Real Estate 7.0%
Diversified REITs 0.5%
WP Carey, Inc.	215,478	12,152,959
Health Care REITs 0.6%
Healthcare Realty Trust, Inc.	375,311	6,091,298
Omega Healthcare Investors, Inc.	241,700	7,814,161
Sabra Health Care REIT, Inc.	227,843	3,321,951
Total		17,227,410
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	206,917	3,281,704
Industrial REITs 1.1%
EastGroup Properties, Inc.	47,003	7,763,956
First Industrial Realty Trust, Inc.	130,343	6,141,762
Rexford Industrial Realty, Inc.	207,670	9,419,911
STAG Industrial, Inc.	178,919	6,272,900
Total		29,598,529
Office REITs 0.5%
COPT Defense Properties	110,566	2,727,663
Cousins Properties, Inc.	149,556	3,459,230
Kilroy Realty Corp.	105,207	3,527,591
Vornado Realty Trust	157,536	3,862,783
Total		13,577,267
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	46,878	9,472,637
Residential REITs 1.2%
American Homes 4 Rent, Class A	313,405	11,295,116
Apartment Income REIT Corp.	142,373	5,516,954
Equity LifeStyle Properties, Inc.	183,703	11,531,037
Independence Realty Trust, Inc.	221,151	3,693,222
Total		32,036,329

Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Agree Realty Corp.	98,858	6,006,612
Brixmor Property Group, Inc.	296,206	6,667,597
Kite Realty Group Trust	216,183	4,738,731
NNN REIT, Inc.	179,810	7,510,664
Total		24,923,604
Specialized REITs 1.7%
CubeSmart	221,577	9,374,923
EPR Properties	74,229	3,046,358
Gaming and Leisure Properties, Inc.	263,116	11,813,908
Lamar Advertising Co., Class A	86,299	10,192,775
National Storage Affiliates Trust	76,114	2,784,250
PotlatchDeltic Corp.	78,206	3,341,742
Rayonier, Inc.	134,425	4,035,439
Total		44,589,395
Total Real Estate		186,859,834
Utilities 2.6%
Electric Utilities 1.0%
Allete, Inc.	56,638	3,576,690
IDACORP, Inc.	49,876	4,761,662
Northwestern Energy Group, Inc.	60,348	3,135,682
OGE Energy Corp.	197,362	7,164,241
PNM Resources, Inc.	84,581	3,242,835
Portland General Electric Co.	99,647	4,440,270
Total		26,321,380
Gas Utilities 1.0%
National Fuel Gas Co.	90,782	5,189,099
New Jersey Resources Corp.	96,868	4,209,883
ONE Gas, Inc.	54,644	3,367,710
Southwest Gas Holdings, Inc.	59,200	4,593,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	54,180	3,320,692
UGI Corp.	206,490	5,257,236
Total		25,937,948
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	52,931	3,990,997
Multi-Utilities 0.1%
Black Hills Corp.	66,999	3,782,093
Water Utilities 0.4%
Essential Utilities, Inc.	247,764	9,348,136
Total Utilities		69,380,554
Total Common Stocks (Cost $1,651,685,594)		2,639,784,784

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	36,125,320	36,118,095
Total Money Market Funds (Cost $36,116,763)		36,118,095
Total Investments in Securities (Cost: $1,687,802,357)		2,675,902,879
Other Assets & Liabilities, Net		(7,445,810)
Net Assets		2,668,457,069
At May 31, 2024, securities and/or cash totaling $2,659,300 were pledged as collateral.
Columbia Mid Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	70	06/2024	USD	20,943,300	285,376	—
S&P Mid 400 Index E-mini	71	06/2024	USD	21,242,490	—	(7,446)
Total					285,376	(7,446)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	23,895,328	87,531,884	(75,308,090)	(1,027)	36,118,095	681	463,203	36,125,320
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Mid Cap Index Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT196_02_P01_(07/24)